Exhibit 99.1

World Omni Auto Receivables Trust 2012-B

Monthly Servicer Certificate

February 29, 2016

Dates Covered
Collections Period	02/01/16 - 02/29/16
Interest Accrual Period	02/16/16 - 03/14/16
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/16	112,293,681.87	12,556
Yield Supplement Overcollateralization Amount at 01/31/16	818,823.40	0
Receivables Balance at 01/31/16	113,112,505.27	12,556
Principal Payments	7,317,138.19	281
Defaulted Receivables	377,794.64	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/16	721,140.23	0
Pool Balance at 02/29/16	104,696,432.21	12,251

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	14.76%

Prepayment ABS Speed	1.31%

Overcollateralization Target Amount	6,995,981.45
Actual Overcollateralization	6,995,981.45

Weighted Average APR	3.71%
Weighted Average APR, Yield Adjusted	4.61%
Weighted Average Remaining Term	25.69

Delinquent Receivables:
Past Due 31-60 days	1,780,551.19	141
Past Due 61-90 days	416,506.07	37
Past Due 91 - 120 days	70,241.44	7
Past Due 121 + days	0.00	0
Total	2,267,298.70	185

Total 31+ Delinquent as % Ending Pool Balance	2.17%

Recoveries	159,811.93

Aggregate Net Losses/(Gains) - February 2016	217,982.71

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	2.31%
Prior Period Net Loss Ratio	1.10%
Second Prior Period Net Loss Ratio	1.32%
Third Prior Period Net Loss Ratio	0.17%
Four Month Average	1.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.32%

Flow of Funds	$ Amount

Collections	7,862,728.05
Advances	(14,012.89)
Investment Earnings on Cash Accounts	1,627.93
Servicing Fee	(94,260.42)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,756,082.67

Distributions of Available Funds
(1) Class A Interest	61,395.10
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	601,268.21
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,995,981.45
(7) Distribution to Certificateholders	84,769.14
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,756,082.67

Servicing Fee	94,260.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 02/16/16	105,297,700.42
Principal Paid	7,597,249.66
Note Balance @ 03/15/16	97,700,450.76

Class A-1
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-2
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-3
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-4
Note Balance @ 02/16/16	90,955,700.42
Principal Paid	7,597,249.66
Note Balance @ 03/15/16	83,358,450.76
Note Factor @ 03/15/16	77.5319265%

Class B
Note Balance @ 02/16/16	14,342,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	14,342,000.00
Note Factor @ 03/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	74,063.87
Total Principal Paid	7,597,249.66
Total Paid	7,671,313.53

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.81000%
Interest Paid	61,395.10
Principal Paid	7,597,249.66
Total Paid to A-4 Holders	7,658,644.76

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1083032
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1094127
Total Distribution Amount	11.2177159

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.5710375
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	70.6622300
Total A-4 Distribution Amount	71.2332675

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	79.14
Noteholders' Principal Distributable Amount	920.86

Account Balances	$ Amount

Advances
Balance as of 01/31/16	31,940.56
Balance as of 02/29/16	17,927.67
Change	(14,012.89)

Reserve Account
Balance as of 02/16/16	1,748,995.36
Investment Earnings	339.30
Investment Earnings Paid	(339.30)
Deposit/(Withdrawal)	-
Balance as of 03/15/16	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36